Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Amount due from related parties		¥ 212,668		¥ 227,845		$ 33,372
Amount due to related parties		37,760		48,938		5,925
Kingsoft Group
Related Party Transaction [Line Items]
Amount due from related parties		8,164		3,150		1,281
Amount due to related parties		6,372		6,811		1,000
Kingsoft Group | Services received from
Related Party Transaction [Line Items]
Amount	[1]	19,139	$ 3,003	23,897	¥ 23,804
Tencent Group
Related Party Transaction [Line Items]
Amount due from related parties		15,995		49,474		2,510
Amount due to related parties		24,944		22,573		3,914
Tencent Group | Services received from
Related Party Transaction [Line Items]
Amount	[1]	32,594	5,115	51,147	73,655
Tencent Group | Services provided to
Related Party Transaction [Line Items]
Amount	[2]	40,333	6,329	73,462	176,099
OrionStar Group
Related Party Transaction [Line Items]
Amount due from related parties		137,157		26,280		21,523
Amount due to related parties		811		8,752		127
OrionStar Group | Services received from
Related Party Transaction [Line Items]
Amount	[1]	3,756	589	10,793	16,857
OrionStar Group | Services provided to
Related Party Transaction [Line Items]
Amount	[2]	3,862	606	4,207	20,242
OrionStar Group | Loans and investments provided to/(received from)
Related Party Transaction [Line Items]
Amount	[3]	100,000	15,692		450,486
OrionStar Group | Purchase of products
Related Party Transaction [Line Items]
Amount	[4]	40,290	6,322	87,090	98,197
Pixiu Group
Related Party Transaction [Line Items]
Amount due from related parties		26,625		50,674		4,178
Pixiu Group | Services provided to
Related Party Transaction [Line Items]
Amount	[2]	9,614	1,509	2,033	13,450
Pixiu Group | Loans and investments provided to/(received from)
Related Party Transaction [Line Items]
Amount	[5]			7,085	69,402
Shenzhen Feipai | Loans and investments provided to/(received from)
Related Party Transaction [Line Items]
Amount	[6]			2,500	3,000
Other Related Parties
Related Party Transaction [Line Items]
Amount due from related parties		17,393		20,259		2,729
Amount due to related parties		4,202		10,140		659
Liveme Group
Related Party Transaction [Line Items]
Amount due from related parties		7,334		78,008		1,151
Amount due to related parties		1,431		662		$ 225
Liveme Group | Services provided to
Related Party Transaction [Line Items]
Amount	[2]	¥ 11,718	$ 1,839	27,376	4,796
Liveme Group | Selling business to
Related Party Transaction [Line Items]
Amount				¥ 11,060
Others | Loans and investments provided to/(received from)
Related Party Transaction [Line Items]
Amount					¥ 59,816

[1]	The Group entered into agreements with Kingsoft Group pursuant to which Kingsoft Group provided services including promotion, technical support services and other services to the Group; The Group entered into agreements with Tencent Group pursuant to which Tencent Group provided promotion and technical support services to the Group; The Group entered into agreements with OrionStar Group pursuant to which OrionStar Group provided technical support services to the Group.
[2]	The Group entered into agreement with Tencent Group to provide online marketing services to Tencent Group; The Group entered into agreement with Live.me, Pixiu Group and OrionStar Group to provide technical support, multi-cloud management and other services.
[3]	In 2019, the Group acquired additional preferred shares of Beijing OrionStar by virtue of the exercise of warrants during Beijing OrionStar’s series B corporate financing transactions. In 2021, the Group provided a convertible loan of RMB100,000 (US$15,692) at an annual simple interest rate of 8% with 2 years maturity term to Beijing OrionStar. The Group does not have right to convert all or part of the principal and accumulated unpaid interest into the Beijing OrionStar’s equity interest until a qualified equity financing occurs or upon maturity. The conversion features were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable.
[4]	The Group entered into a distributorship and cooperation agreement with OrionStar Group, pursuant to which the Group purchased robotics products from OrionStar Group.
[5]	The Group entered into loan agreements with Pixiu Group including a 3-year capital allocation loan which latest termination date is January 2022 and the remaining principal balance is revolved to January 2024 in 2021.
[6]	The Group entered into convertible loans agreements with Shenzhen Feipai which were fully impaired in 2020. Except for the above-mentioned related parties, the Group also provided investments to several investees with investment agreements.